Income taxes - Deferred (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities
Deferred tax assets before netting	€ 6,169		€ 5,808
Deferred tax liabilities before netting	(1,608)		(1,639)
Netting of deferred tax liabilities	(1,258)		(1,226)
Netting of deferred tax assets	1,258		1,226
Deferred tax assets after netting	4,911	€ 4,591	4,582
Deferred tax liabilities after netting	(350)	€ (403)	(413)
Net deferred tax liability (asset)	4,561		4,169	€ 5,298
Tax losses carried forward and unused tax credits
Deferred tax assets and liabilities
Deferred tax assets before netting	1,300		1,019
Undistributed earnings
Deferred tax assets and liabilities
Deferred tax liabilities before netting	(80)		(106)
Intangible assets and property, plant and equipment
Deferred tax assets and liabilities
Deferred tax assets before netting	2,922		2,851
Deferred tax liabilities before netting	(299)		(353)
Defined benefit pension assets
Deferred tax assets and liabilities
Deferred tax assets before netting	51		13
Deferred tax liabilities before netting	(1,028)		(940)
Other non-current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	28		85
Deferred tax liabilities before netting	(21)		(6)
Inventories
Deferred tax assets and liabilities
Deferred tax assets before netting	196		157
Deferred tax liabilities before netting	(16)		(1)
Other current assets
Deferred tax assets and liabilities
Deferred tax assets before netting	178		241
Deferred tax liabilities before netting	(16)		(7)
Defined benefit pension and other post-retirement liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	962		933
Deferred tax liabilities before netting			(60)
Other non-current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	30		34
Deferred tax liabilities before netting	(10)
Provisions
Deferred tax assets and liabilities
Deferred tax assets before netting	205		240
Deferred tax liabilities before netting	(47)		(55)
Other current liabilities
Deferred tax assets and liabilities
Deferred tax assets before netting	220		223
Deferred tax liabilities before netting	(84)		(78)
Other temporary differences
Deferred tax assets and liabilities
Deferred tax assets before netting	77		12
Deferred tax liabilities before netting	€ (7)		€ (33)